Property, Plant and Equipment (Summary of Property, Plant and Equipment) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	$ 10,647	$ 1,865
Less accumulated depreciation	650	541
Property, plant and equipment, net	9,997	1,324
Natural gas gathering and NGL transportation pipelines and facilities [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	4,307	0
Processing, fractionation and storage facilities [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	3,185	166
Pipelines and related assets [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	$ 1,128	1,081
Barges and towing vessels [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	20 years
Property plant and equipment, gross	$ 475	455
Land, building, office equipment and other [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	606	75
Asset under construction [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	$ 946	$ 88
Minimum [Member] | Natural gas gathering and NGL transportation pipelines and facilities [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	15 years
Minimum [Member] | Processing, fractionation and storage facilities [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	24 years
Minimum [Member] | Pipelines and related assets [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	19 years
Minimum [Member] | Land, building, office equipment and other [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	5 years
Maximum [Member] | Natural gas gathering and NGL transportation pipelines and facilities [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	30 years
Maximum [Member] | Processing, fractionation and storage facilities [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	37 years
Maximum [Member] | Pipelines and related assets [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	42 years
Maximum [Member] | Land, building, office equipment and other [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	25 years